Accrued expenses and other current liabilities - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	5 Months Ended
	Dec. 31, 2025	Apr. 16, 2025
Accrued expenses and other current liabilities
Special cash dividend		$ 40
2025 Dividends
Accrued expenses and other current liabilities
Common stock dividends per share declared	$ 0.0995
Actual total cash dividend	$ 36
ADR | 2025 Dividends
Accrued expenses and other current liabilities
Common stock dividends per share declared	$ 1.99